Income tax - Deferred tax liabilities (Details) - AUD ($) $ in Millions	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Deferred tax liabilities
Amounts recognised in the income statements and opening retained profits	$ 991	$ 1,173
Amounts recognised directly in OCI	558	295
Gross deferred tax liabilities	1,549	1,468
Set-off of deferred tax assets and deferred tax liabilities	(1,549)	(1,378)
Net deferred tax liabilities		90	$ 126
Finance lease transactions
Deferred tax liabilities
Amounts recognised in the income statements and opening retained profits	273	296
Property and equipment
Deferred tax liabilities
Amounts recognised in the income statements and opening retained profits	506	610
All other assets
Deferred tax liabilities
Amounts recognised in the income statements and opening retained profits	212	267
Investment securities
Deferred tax liabilities
Amounts recognised directly in OCI	136	214
Cash-flow hedges
Deferred tax liabilities
Amounts recognised directly in OCI	334	81
Defined benefit
Deferred tax liabilities
Amounts recognised directly in OCI	88
Parent Entity
Deferred tax liabilities
Amounts recognised in the income statements and opening retained profits	918	1,042
Amounts recognised directly in OCI	413	269
Gross deferred tax liabilities	1,331	1,311
Set-off of deferred tax assets and deferred tax liabilities	(1,331)	(1,311)
Net deferred tax liabilities		0	$ 0
Parent Entity | Finance lease transactions
Deferred tax liabilities
Amounts recognised in the income statements and opening retained profits	271	290
Parent Entity | Property and equipment
Deferred tax liabilities
Amounts recognised in the income statements and opening retained profits	445	541
Parent Entity | All other assets
Deferred tax liabilities
Amounts recognised in the income statements and opening retained profits	202	211
Parent Entity | Investment securities
Deferred tax liabilities
Amounts recognised directly in OCI	136	211
Parent Entity | Cash-flow hedges
Deferred tax liabilities
Amounts recognised directly in OCI	189	$ 58
Parent Entity | Defined benefit
Deferred tax liabilities
Amounts recognised directly in OCI	$ 88